Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Prepayments and other current assets
Prepayment to location partners	¥ 74,301	¥ 357,060
VAT receivables	10,450	77,527
Prepayment to service providers	116,342	9,753
Deposits	14,400	14,553
Prepaid expenses	9,577	13,133
Advance payment of income tax		5,383
Others	3,602	10,131
Total	228,672	487,540	$ 33,154
Impairments for the prepaid commissions to the location partners	¥ 56,385	¥ 0